UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     General Atlantic Partners, LLC
Address:  3 Pickwick Plaza
          Greenwich CT  06830

Form 13F File Number: 28-03473

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Murphy
Title:     Chief Financial Officer
Phone:     203-629-8600

Signature, Place, and Date of Signing:

    /s/ Thomas J. Murphy                Greenwich, CT          February 10, 2000
-------------------------------  ----------------------------  -----------------
         (Signature)                    (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                         ------------------
Form 13F Information Table Entry Total:         39
                                         ------------------
Form 13F Information Table Value Total:   $3,368,814,517
                                         ------------------

List of Other Included Managers: NONE
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Page   3   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
Atlantic Data                  Com           048523104   17,848,460   3,104,080   x/                             x/
Services, Inc.
Atlantic Data                  Com           048523104      120,750      21,000                  x/                            x/
Services, Inc.
Baan Co NV                     Com             N08044    68,657,727   4,860,724   x/                             x/
                                                104
Baan Co NV                     Com             N08044     3,458,450     244,846                  x/                            x/
                                                104
BindView                       Com             090327    50,074,118   1,007,781   x/                             x/
                                                107
BindView                       Com             090327    12,255,472     246,651                  x/                            x/
                                                107
Brigham Exploration            Com             109178     4,102,859   2,679,418   x/                             x/
Company                                         103
Brigham Exploration            Com             109178       195,579     127,725                  x/                            x/
Company                                         103
Brio Technologies              Com             109704   133,010,976   3,166,928   x/                             x/
                                                106
Brio Technologies              Com             109704    19,581,660     466,230                  x/                            x/
                                                106
Computer Learning              Com             205199     2,891,355   1,201,602   x/                             x/
Ctrs Inc.                                       102
Computer Learning              Com             205199        64,334      26,736                  x/                            x/
Ctrs Inc.                                       102
E* Trade Group, Inc.           Com             269246   160,748,327   6,153,046   x/                             x/
                                                104
E* Trade Group, Inc.           Com             269246    22,457,938     859,634                  x/                            x/
                                                104
Eclipsys                       Com             278856   146,025,831   5,698,569   x/                             x/
                                                109
Eclipsys                       Com             278856    28,693,338   1,119,740                  x/                            x/
                                                109
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COLUMN TOTALS                                           670,187,174
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Page   4   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
GT Interactive                 Com             36236E    11,230,730    6,780,818  x/                               x/
Software Corp                                   109
GT Interactive                 Com             36236E     1,072,765      647,707                  x/                             x/
Software Corp                                   109
LHS Group Inc.                 Com             501938   171,493,828    6,981,937  x/                               x/
                                                104
LHS Group Inc.                 Com             501938    28,969,160    1,179,406                  x/                             x/
                                                104
Mapics, Inc.                   Com             564910    16,562,611    1,311,890  x/                               x/
                                                107
Mapics, Inc.                   Com             564910     2,375,015      188,120                  x/                             x/
                                                107
Predictive                     Com             74036W   373,373,515    5,700,359  x/                               x/
                                                102
Predictive                     Com             74036W    77,266,879    1,179,647                  x/                             x/
                                                102
Priceline.Com                  Com             741503   941,106,649   19,865,048  x/                               x/
Incorporated                                    106
Priceline.Com                  Com             741503   266,568,987    5,626,786                  x/                             x/
Incorporated                                    106
ProBusiness Services,          Com             742674    66,636,324    1,851,009  x/                               x/
Inc.                                            104
ProBusiness Services,          Com             742674    11,634,840      323,190                  x/                             x/
Inc.                                            104
ProBusiness Services,          Com             742674    36,000,000    1,000,000                  x/                             x/
Inc.                                            104
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COLUMN TOTAL                                          2,004,291,303
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Page   5   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
Proxicom                       Com             74428    231,794,579  1,864,612    x/                               x/
                                                2104
Proxicom                       Com             74428     46,724,842    375,866                    x/                             x/
                                                2104
Quintiles                      Com             748767    52,669,242  2,818,421    x/                               x/
Transnational Corp.                             100
Quintiles                      Com             748767     8,341,689    446,378                    x/                             x/
Transnational Corp.                             100
SS&C Technologies              Com             85227Q    15,463,994  2,379,076    x/                               x/
Inc.                                            100
SS&C Technologies              Com             85227Q     1,404,416    216,064                    x/                             x/
Inc.                                            100
S1 Corporation                 Com             78463B   191,562,500  2,452,000    x/                               x/
                                                101
S1 Corporation                 Com             78463B    26,640,625    341,000                    x/                             x/
                                                101
Tickets.com                    Com             88633M    99,080,056  6,922,624    x/                               x/
                                                101
Tickets.com                    Com             88633M    20,654,097  1,443,081                    x/                             x/
                                                101
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COLUMN TOTALS                                           694,336,040
TOTAL FROM ALL PAGES:                                 3,368,814,517
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